Schedules of accounts receivable, net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, gross	$ 15,679,154	$ 14,490,195
Less: allowance for expected credit losses	(290,403)	(169,297)
Accounts receivable, net	15,388,751	14,320,898
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, gross	15,360,943	13,794,524
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, gross	$ 318,211	$ 695,671